Fair value measurement	12 Months Ended
Dec. 31, 2011
Fair value measurement

10 Fair value measurement

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures cash equivalents, short-term investments, including fixed-rate investments and available-for-sale investments, non current assets held for sale, as well as contingent consideration payable in connection with the Letang acquisition at fair value. Cash equivalents and available-for-sale investments are valued using quoted market prices. The fair value of the Group’s fixed-rate investments are determined based on a discounted cash flow model with market interest rates as discount curve and fair value of leasehold property held for sale is based on independent valuer report. The fair value of the Group’s contingent consideration payable in connection with Letang acquisition is determined using the income approach through application of the discounted cash flow method.

Asset and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value at December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2010
	$	$	$	$
Cash equivalents:
Time deposits	15,571,126	—	—	15,571,126
Money market fund	5,188,172	—	—	5,188,172
Short-term investments:
Fixed rate investments	—	8,008,063	—	8,008,063
Available-for-sale investments	25,801,850	—	—	25,801,850
Non-current assets held for sale:
Leasehold property held for sale	—	819,578	—	819,578
Accounts payable, accrued liabilities and other payables:
Contingent consideration payable in connection with Letang acquisition	—	—	3,623,899	3,623,899
Short-term loans:
Bank Overdrafts	—	1,191,671	—	1,191,671
Revolving term loans	—	1,441,520	—	1,441,520
Term loan facility	—	520,506	—	520,506
Long-term loan:
Term loan facility	—	1,037,894	—	1,037,894

	46,561,148	13,019,232	3,623,899	63,204,279

	Fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	$	$	$	$
Cash equivalents:
Time deposits	16,144,685	—	—	16,144,685
Money market fund	1,430	—	—	1,430
Short-term investments:
Fixed rate investments	—	18,150,007	—	18,150,007
Available-for-sale investments	38,434,951	—	—	38,434,951
Non-current assets held for sale:
Leasehold property held for sale	—	814,878	—	814,878
Short-term loans:
Bank Overdrafts	—	1,876,430	—	1,876,430
Revolving term loans	—	2,389,790	—	2,389,790
Term loan facility		514,961		514,961
Long-term loan:
Term loan facility	—	511,878	—	511,878

	54,581,066	24,257,944	—	78,839,010

The following table presents a reconciliation for the Group’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) for the year ended December 31, 2011:

Significant unobservable inputs (Level 3)
$
Fair value at January 1, 2011	3,623,899
Contingent consideration payable in connection with Letang acquisition paid during the year	(2,132,394)
Reversal of contingent consideration in connection with Letang acquisition during the year (Note 6a)	(1,618,816)
Translation difference	127,311

Fair value at December 31, 2011	—

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain financial assets at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired. For the years ended December 31, 2009, 2010 and 2011, the Group recognized impairment loss on goodwill of $2,500,000, nil and nil, with a charge to earnings, based on the fair value measurement (Level 3) on a non-recurring basis. The fair value was determined using a discounted cash flow model under the income approach based on future revenues and operating costs, using internal projections.